INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details)	1 Months Ended
	Sep. 30, 2024 USD ($) D $ / shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)
Current
Other receivables		$ 16,135,221	$ 18,298,672
Non-current
Other receivables		19,927,005	17,957,121
Moolec Science S.A.
Non-current
Revenue from rendering of services	$ 6,600,000
Principal amount	$ 6,600,000
Maturity term	36 months
Debt instrument, threshold strike price (Per share) | $ / shares	$ 6
Number of trading days for conversion of debt | D	10
Shareholders and other related parties
Current
Other receivables		550,789
Other receivables
Current
Taxes		7,195,697	5,019,659
Prepayments to suppliers		6,497,954	10,242,075
Prepaid expenses and other receivables		109,125	1,594,152
Miscellaneous		1,459,605	1,235,337
Other receivables		16,135,221	18,298,672
Non-current
Taxes		563,343	752,045
Reimbursements over exports		1,093,919	1,461,038
Loan receivables		230,000	230,000
Miscellaneous		7,526	18,495
Other receivables		19,927,005	17,957,121
Other receivables | Shareholders and other related parties
Current
Other receivables		550,789
Other receivables | Joint ventures and associates
Current
Other receivables		322,051	207,449
Non-current
Other receivables		$ 18,032,217	$ 15,495,543